  YieldMax SMCI Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 15.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 15.7%
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $31.50	$14,200,000	5,000	$215,000
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $31.00	21,686,240	7,636	408,526
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $30.50	35,500,000	12,500	800,000
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $30.00	35,500,000	12,500	1,000,000
Super Micro Computer, Inc., Expiration: 9/18/2026; Exercise Price: $28.01	106,886,240	37,636	13,925,320
			16,348,846

TOTAL PURCHASED OPTIONS (Cost $16,289,730)			16,348,846

SHORT-TERM INVESTMENTS - 87.3%
Money Market Funds - 2.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		2,573,845	2,573,845

U.S. Treasury Bills - 84.8%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$22,000,000	21,993,409
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		11,574,000	11,538,021
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		13,607,000	13,505,669
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		20,960,000	20,677,787
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		21,357,000	20,913,638
			88,628,524

TOTAL SHORT-TERM INVESTMENTS (Cost $91,195,673)			91,202,369

TOTAL INVESTMENTS - 103.0% (Cost $107,485,403)			$107,551,215
Liabilities in Excess of Other Assets - (3.0)%			(3,099,630)
TOTAL NET ASSETS - 100.0%			$104,451,585

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $16,777,170.

  YieldMax SMCI Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (18.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.6)%
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $29.50	$(27,082,240)	(9,536)	$(896,384)
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $29.00	(8,804,000)	(3,100)	(348,750)
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $28.50	(42,600,000)	(15,000)	(2,017,500)
Super Micro Computer, Inc., Expiration: 8/7/2026; Exercise Price: $28.00	(28,400,000)	(10,000)	(1,585,000)
			(4,847,634)

Put Options - (13.7)%
Super Micro Computer, Inc., Expiration: 9/18/2026; Exercise Price: $28.01	(106,886,240)	(37,636)	(14,301,680)

TOTAL WRITTEN OPTIONS (Premiums received $18,597,759)			$(19,149,314)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.